Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for credit losses	¥ 34,017	¥ 18,723	¥ 20,968
Total charge-offs	19,901	19,304	63,473
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	3,763	7,547	47,722
Purchased loans | Financial asset acquired with credit deterioration
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	¥ 3,633	¥ 7,507	¥ 47,676